Fair Value	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value
5. Fair Value

Fair value is the price we would receive to sell an asset or pay to transfer a liability (exit price) in an orderly transaction between market participants. We determine fair value based on the following fair value hierarchy:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Quoted prices for inactive markets or valuation techniques that require observable direct or indirect inputs for substantially the full term of the asset or liability. Level 2 inputs include the following:

•	Quoted prices for similar assets or liabilities in active markets,

•	Observable inputs other than quoted market prices, and

•	Observable inputs derived principally from market data through correlation or other means.

Level 3 – Prices or valuation techniques with unobservable inputs significant to the overall fair value estimate. These valuations use critical assumptions not readily available to market participants. Level 3 valuations are based on market standard valuation methodologies, including discounted cash flows, matrix pricing or other similar techniques.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the instrument's fair value measurement.

We use a number of valuation sources to determine fair values. Valuation sources can include quoted market prices; third-party commercial pricing services; third-party brokers; industry-standard, vendor modeling software that uses market observable inputs; and other internal modeling techniques based on projected cash flows. We periodically review the assumptions and inputs of third-party commercial pricing services through internal valuation price variance reviews, comparisons to internal pricing models, back testing to recent trades, or monitoring trading volumes.
The following represents the hierarchy for our assets and liabilities measured at fair value on a recurring basis:

	December 31, 2016
(In millions)	Total	NAV[1]	Level 1	Level 2	Level 3
Assets
AFS securities
Fixed maturity securities
U.S. government and agencies	$60	$—	$29	$31	$—
U.S. state, municipal and political subdivisions	1,140	—	—	1,135	5
Foreign governments	2,235	—	—	2,221	14
Corporate	30,020	—	—	29,650	370
CLO	4,822	—	—	4,664	158
ABS	2,936	—	—	1,776	1,160
CMBS	1,847	—	—	1,695	152
RMBS	8,973	—	—	8,956	17
Total AFS fixed maturity securities	52,033	—	29	50,128	1,876
Equity securities	353	—	79	269	5
Total AFS securities	52,386	—	108	50,397	1,881
Trading securities
Fixed maturity securities
U.S. government and agencies	3	—	3	—	—
U.S. state, municipal and political subdivisions	137	—	—	120	17
Corporate	1,423	—	—	1,423	—
CLO	43	—	—	—	43
ABS	82	—	—	82	—
CMBS	81	—	—	81	—
RMBS	387	—	—	291	96
Total trading fixed maturity securities	2,156	—	3	1,997	156
Equity securities	425	—	—	425	—
Total trading securities	2,581	—	3	2,422	156
Mortgage loans	44	—	—	—	44
Investment funds	99	99	—	—	—
Funds withheld at interest – embedded derivative	140	—	—	—	140
Derivative assets	1,370	—	9	1,361	—
Short-term investments	189	—	19	170	—
Cash and cash equivalents	2,445	—	2,445	—	—
Restricted cash	57	—	57	—	—
Investments in related parties
AFS, fixed maturity securities
CLO	279	—	—	279	—
ABS	56	—	—	—	56
Total AFS fixed maturity securities	335	—	—	279	56
AFS, equity securities	20	—	20	—	—
Total AFS securities – related party	355	—	20	279	56
Trading securities, CLO	195	—	—	—	195
Reinsurance recoverable	1,692	—	—	—	1,692
Total assets measured at fair value	$61,553	$99	$2,661	$54,629	$4,164
					(Continued)

	December 31, 2016
(In millions)	Total	NAV[1]	Level 1	Level 2	Level 3
Liabilities
Interest sensitive contract liabilities
Embedded derivative	$5,283	$—	$—	$—	$5,283
Universal life benefits	883	—	—	—	883
Unit-linked contracts	408	—	—	408	—
Future policy benefits
AmerUs Closed Block	1,606	—	—	—	1,606
ILICO Closed Block and life benefits	794	—	—	—	794
Derivative liabilities	40	—	—	33	7
Funds withheld liability – embedded derivative	6	—	—	6	—
Total liabilities measured at fair value	$9,020	$—	$—	$447	$8,573

[1] Investments measured at NAV as a practical expedient in determining fair value have not been classified in the fair value hierarchy.
					(Concluded)

	December 31, 2015
(In millions)	Total	NAV[1]	Level 1	Level 2	Level 3
Assets
AFS securities
Fixed maturity securities
U.S. government and agencies	$45	$—	$41	$4	$—
U.S. state, municipal and political subdivisions	1,165	—	—	1,165	—
Foreign governments	2,464	—	—	2,447	17
Corporate	26,936	—	—	26,300	636
CLO	4,555	—	—	4,038	517
ABS	2,918	—	—	1,105	1,813
CMBS	1,738	—	—	1,671	67
RMBS	7,995	—	—	7,237	758
Total AFS fixed maturity securities	47,816	—	41	43,967	3,808
Equity securities	407	—	82	316	9
Total AFS securities	48,223	—	123	44,283	3,817
Trading securities
Fixed maturity securities
U.S. government and agencies	1	—	1	—	—
U.S. state, municipal and political subdivisions	133	—	—	116	17
Corporate	1,450	—	—	1,434	16
CLO	108	—	—	—	108
ABS	98	—	—	—	98
CMBS	99	—	—	99	—
RMBS	161	—	—	132	29
Total trading fixed maturity securities	2,050	—	1	1,781	268
Equity securities	418	—	—	418	—
Total trading securities	2,468	—	1	2,199	268
					(Continued)

	December 31, 2015
(In millions)	Total	NAV[1]	Level 1	Level 2	Level 3
Mortgage loans	48	—	—	—	48
Investment funds	152	152	—	—	—
Funds withheld at interest – embedded derivative	36	—	—	—	36
Derivative assets	871	—	9	862	—
Short-term investments	135	—	4	131	—
Cash and cash equivalents	2,714	—	2,714	—	—
Restricted cash	116	—	116	—	—
Investments in related parties
AFS, fixed maturity securities
CLO	248	—	—	241	7
ABS	60	—	—	—	60
Total AFS securities – related party	308	—	—	241	67
Trading securities, CLO	217	—	—	26	191
Reinsurance recoverable	2,377	—	—	—	2,377
Total assets measured at fair value	$57,665	$152	$2,967	$47,742	$6,804
Liabilities
Interest sensitive contract liabilities
Embedded derivative	$4,464	$—	$—	$—	$4,464
Universal life benefits	1,464	—	—	—	1,464
Unit-linked contracts	418	—	—	418	—
Future policy benefits
AmerUs Closed Block	1,581	—	—	—	1,581
ILICO Closed Block and life benefits	897	—	—	—	897
Derivative liabilities	17	—	1	9	7
Funds withheld liability – embedded derivative	35	—	—	35	—
Total liabilities measured at fair value	$8,876	$—	$1	$462	$8,413

[1] Investments measured at NAV as a practical expedient in determining fair value have not been classified in the fair value hierarchy.
					(Concluded)

Refer to Note 4 – Variable Interest Entities for fair value disclosures associated with consolidated VIEs.

Fair Value Valuation Methods—We used the following valuation methods and assumptions to estimate fair value:

AFS and trading securities
Fixed maturity – We obtain the fair value for most marketable bonds without an active market from several commercial pricing services. These are classified as Level 2 assets. The pricing services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. This category typically includes U.S. and non-U.S. corporate bonds, U.S. agency and government guaranteed securities, ABS, CMBS and RMBS.

We value privately placed fixed maturity securities based on the credit quality and duration of comparable marketable securities, which may be securities of another issuer with similar characteristics. In some instances, we use a matrix-based pricing model. These models consider the current level of risk-free interest rates, corporate spreads, credit quality of the issuer and cash flow characteristics of the security. We also consider additional factors such as net worth of the borrower, value of collateral, capital structure of the borrower, presence of guarantees and our evaluation of the borrower's ability to compete in its relevant market. Privately placed fixed maturity securities are classified as Level 2 or 3.

Equity securities – Fair values of publicly traded equity securities are based on quoted market prices and classified as Level 1. Other equity securities, typically private equities or equity securities not traded on an exchange, we value based on other sources, such as commercial pricing services or brokers and are classified as Level 2 or 3.

Mortgage loans – Mortgage loans for which we have elected the fair value option or those held for sale are carried at fair value. We estimate fair value on a monthly basis using discounted cash flow analysis and rates being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The discounted cash flow model uses unobservable inputs, including estimates of discount rates and loan prepayments. Mortgage loans are classified as Level 3.

Funds withheld (embedded derivative) – We estimate the fair value of the embedded derivative based on the change in the fair value of the assets supporting the funds withheld payable under the combined coinsurance, modco and coinsurance funds withheld reinsurance agreements. As a result, the fair value of the embedded derivative is classified as Level 2 or 3 based on the valuation methods used for the assets held in trust supporting the reinsurance agreements.

Derivatives – Derivative contracts can be exchange traded or over-the-counter. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy depending on trading activity. Over-the-counter derivatives are valued using valuation models or an income approach using third-party broker valuations. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, prepayment rates and correlation of the inputs. We consider and incorporate counterparty credit risk in the valuation process through counterparty credit rating requirements and monitoring of overall exposure. We also evaluate and include our own nonperformance risk in valuing derivatives. The majority of our derivatives trade in liquid markets; therefore, we can verify model inputs and model selection does not involve significant management judgment. These are typically classified within Level 2 of the fair value hierarchy.

Cash and cash equivalents – The carrying amount for cash equals fair value. We estimate the fair value for cash equivalents based on quoted market prices. These assets are classified as Level 1.

Interest sensitive contract liabilities (embedded derivative) – Embedded derivatives related to interest sensitive contract liabilities with fixed indexed annuity products are classified as Level 3. The valuations include significant unobservable inputs associated with economic assumptions and actuarial assumptions for policyholder behavior.

Unit-linked contracts – Unit-linked contracts are valued based on the fair value of the investments supporting the contract. The underlying investments are trading securities comprised primarily of mutual funds. The valuations of these are based on quoted market prices for similar assets and are classified in Level 2, resulting in a corresponding classification for the unit-linked contracts.

AmerUs Closed Block – We elected the fair value option for the future policy benefits liability in the AmerUs Closed Block. Our valuation technique is to set the fair value of policyholder liabilities equal to the fair value of assets. There is an additional component which captures the fair value of the open block's cost to hold capital in excess of existing liabilities on the closed block. This component uses a present value of future cash flows, which includes investment earnings and policyholder liability movements. Unobservable inputs include estimates for these items. The target surplus as a percentage of statutory reserves is 3.85% based on the statutory risk-based capital ratio applicable to this block of business. The AmerUs Closed Block policyholder liabilities and any corresponding reinsurance recoverable are classified as Level 3.

ILICO Closed Block – We elected the fair value option for the ILICO Closed Block. Our valuation technique is to set the fair value of policyholder liabilities equal to the fair value of assets. There is an additional component which captures the fair value of the open block's obligations to the closed block business. This component uses the present value of future cash flows. The cash flows include commissions, administrative expenses, reinsurance premiums and benefits, and an explicit cost of capital. Unobservable inputs include estimates for these items. The explicit cost of capital assumption is 9% of required capital, post tax. A margin of 9.42% is included in the discount rates to reflect the business risk. An additional 0.26% is included to reflect non-performance risk. The ILICO Closed Block policyholder liabilities and corresponding reinsurance recoverable are classified as Level 3.

Universal life liabilities and other life benefits – We elected the fair value option for certain blocks of universal and other life business ceded to Global Atlantic. We use a present value of liability cash flows. Unobservable inputs include estimates of mortality, persistency, expenses, premium payments and a risk margin used in the discount rates that reflects the riskiness of the business. The risk margin was 0.09%. These universal life policyholder liabilities and corresponding reinsurance recoverable are classified as Level 3.

Fair Value Option—The following represents the gains (losses) recorded for instruments for which we have elected the fair value option:

	Years ended December 31,
(In millions)	2016	2015	2014
Trading securities	$(33)	$(313)	$254
Mortgage loans	—	—	5
Investment funds	5	(8)	31
Future policy benefits	(25)	134	(102)
Total gains (losses)	$(53)	$(187)	$188

For fair value option mortgage loans, we record interest income in net investment income and subsequent changes in fair value in investment related gains (losses) on the consolidated statements of income. Gains and losses related to investment funds, including related party investment funds, are recorded in net investment income on the consolidated statements of income. We record the change in fair value of future policy benefits to future policy and other policy benefits on the consolidated statements of income.

The following summarizes information for fair value option mortgage loans:

	December 31,
(In millions)	2016	2015
Unpaid principal balance	$42	$46
Mark to fair value	2	2
Fair value	$44	$48

There were no fair value option mortgage loans 90 days or more past due as of December 31, 2016 and 2015.

Transfers Between Levels—Transfers into Level 3 generally represent securities that were valued using pricing sources which, due to changing market conditions, were less observable than in prior periods as indicated by the increased volatility, which was reflected in vendor prices obtained for individual securities. Additionally, changes in pricing sources also led to securities transferring into Level 3.

Transfers out of Level 3 generally represent securities that were valued using pricing sources which, due to changing market conditions, were more observable than in prior periods as indicated by decreased volatility, which was reflected in vendor prices obtained for individual securities. Additionally, changes in pricing sources also led to securities transferring into Level 2.

Transfers into or out of any level are assumed to occur at the end of the period. For the years ended December 31, 2016 and 2015, there were no transfers between Level 1 and Level 2.

Level 3 Financial Instruments—The following is a reconciliation for all Level 3 assets and liabilities measured at fair value on a recurring basis:

	Year ended December 31, 2016
		Total realized and unrealized gains (losses)			Transfers
(In millions)	Beginning Balance	Included in income	Included in OCI	Purchases, issuances, sales and settlements, net	In	(Out)	Other	Ending Balance	Total gains (losses) included in earnings[1]
Assets
AFS securities
Fixed maturity
U.S. state, municipal and political subdivisions	$—	$—	$—	$—	$5	$—	$—	$5	$—
Foreign governments	17	—	(1)	(2)	—	—	—	14	—
Corporate	636	—	20	(36)	—	(250)	—	370	—
CLO	517	4	55	(46)	72	(444)	—	158	—
ABS	1,813	81	(12)	(635)	104	(191)	—	1,160	—
CMBS	67	1	—	39	91	(46)	—	152	—
RMBS	758	3	19	(297)	—	(466)	—	17	—
Equity securities	9	—	—	(4)	—	—	—	5	—
Trading securities
Fixed maturity
U.S. state, municipal and political subdivisions	17	—	—	—	—	—	—	17	—
Corporate	16	—	—	(4)	—	(12)	—	—	4
CLO	108	(2)	—	(63)	—	—	—	43	11
ABS	98	(16)	—	—	—	(82)	—	—	—
RMBS	29	(23)	—	144	—	(54)	—	96	(9)
Mortgage loans	48	—	—	(4)	—	—	—	44	—
Funds withheld at interest – embedded derivative	36	104	—	—	—	—	—	140	—
Investments in related parties
AFS securities
Fixed maturity
CLO	7	—	1	—	—	(8)	—	—	—
ABS	60	—	—	(4)	—	—	—	56	—
Trading securities, CLO	191	(33)	—	7	30	—	—	195	23
Reinsurance recoverable	2,377	(685)	—	—	—	—	—	1,692	—
Total Level 3 assets	$6,804	$(566)	$82	$(905)	$302	$(1,553)	$—	$4,164	$29

Liabilities
Interest sensitive contract liabilities
Embedded derivative	$(4,464)	$(324)	$—	$(495)	$—	$—	$—	$(5,283)	$—
Universal life liabilities	(1,464)	581	—	—	—	—	—	(883)	—
Future policy benefits
AmerUs Closed Block	(1,581)	(25)	—	—	—	—	—	(1,606)	—
ILICO Closed Block and life benefits	(897)	103	—	—	—	—	—	(794)	—
Derivative liabilities	(7)	—	—	—	—	—	—	(7)	—
Total Level 3 liabilities	$(8,413)	$335	$—	$(495)	$—	$—	$—	$(8,573)	$—

[1] Related to instruments held at end of period.

	Year ended December 31, 2015
		Total realized and unrealized gains (losses)			Transfers
(In millions)	Beginning balance	Included in income	Included in OCI	Purchases, issuances, sales and settlements, net	In	Out	Other	Ending balance	Total gains (losses) included in earnings[1]
Assets
AFS securities
Fixed maturity
U.S. state, municipal and political subdivisions	$52	$(1)	$1	$(35)	$—	$—	$(17)	$—	$—
Foreign governments	—	—	—	—	—	—	17	17	—
Corporate	208	(1)	(13)	230	225	(13)	—	636	—
CLO	182	3	(9)	112	337	(108)	—	517	—
ABS	924	18	(35)	221	703	(18)	—	1,813	—
CMBS	69	1	(2)	23	23	(47)	—	67	—
RMBS	654	11	(15)	(47)	155	—	—	758	—
Equity securities	—	—	—	10	—	—	(1)	9	—
Trading securities
Fixed maturity
U.S. state, municipal and political subdivisions	—	—	—	—	17	—	—	17	—
Corporate	—	—	—	—	16	—	—	16	—
CLO	146	(16)	—	(22)	—	—	—	108	(15)
ABS	—	(2)	—	100	—	—	—	98	(1)
RMBS	—	(1)	—	30	—	—	—	29	—
Mortgage loans	73	(3)	—	(4)	—	—	(18)	48	(3)
Funds withheld at interest – embedded derivative	127	(91)	—	—	—	—	—	36	—
Investments in related parties
AFS securities
Fixed maturity
CLO	15	(1)	(2)	1	—	(6)	—	7	—
ABS	66	—	(1)	(5)	—	—	—	60	—
Trading securities, CLO	268	(29)	—	(22)	—	(26)	—	191	(17)
Reinsurance recoverable	2,460	(83)	—	—	—	—	—	2,377	—
Total Level 3 assets	$5,244	$(195)	$(76)	$592	$1,476	$(218)	$(19)	$6,804	$(36)

Liabilities
Interest sensitive contract liabilities
Embedded derivative	$(4,437)	$171	$—	$(198)	$—	$—	$—	$(4,464)	$—
Universal life liabilities	(1,417)	(47)	—	—	—	—	—	(1,464)	—
Future policy benefits
AmerUs Closed Block	(1,715)	134	—	—	—	—	—	(1,581)	—
ILICO Closed Block and life benefits	(1,026)	129	—	—	—	—	—	(897)	—
Derivative liabilities	(8)	1	—	—	—	—	—	(7)	—
Total Level 3 liabilities	$(8,603)	$388	$—	$(198)	$—	$—	$—	$(8,413)	$—

[1] Related to instruments held at end of period.

The following represents the gross components of purchases, issuances, sales and settlements, net, shown above:

	Year ended December 31, 2016
(In millions)	Purchases	Issuances	Sales	Settlements	Purchases, issuances, sales and settlements, net
Assets
AFS securities
Fixed maturity
Foreign governments	$—	$—	$—	$(2)	$(2)
Corporate	95	—	(68)	(63)	(36)
CLO	24	—	(29)	(41)	(46)
ABS	261	—	—	(896)	(635)
CMBS	40	—	—	(1)	39
RMBS	8	—	—	(305)	(297)
Equity securities	—	—	(4)	—	(4)
Trading securities
Fixed maturity
Corporate	—	—	—	(4)	(4)
CLO	4	—	(67)	—	(63)
RMBS	144	—	—	—	144
Mortgage loans	—	—	—	(4)	(4)
Investments in related parties
AFS securities
Fixed maturity
ABS	—	—	—	(4)	(4)
Trading securities, CLO	33	—	(26)	—	7
Total Level 3 assets	$609	$—	$(194)	$(1,320)	$(905)

Liabilities
Interest sensitive contract liabilities
Embedded derivative	$—	$(641)	$—	$146	$(495)
Total Level 3 liabilities	$—	$(641)	$—	$146	$(495)

	Year ended December 31, 2015
(In millions)	Purchases	Issuances	Sales	Settlements	Purchases, issuances, sales and settlements, net
Assets
AFS securities
Fixed maturity
U.S. state, municipal and political subdivisions	$—	$—	$—	$(35)	$(35)
Corporate	311	—	—	(81)	230
CLO	112	—	—	—	112
ABS	367	—	(15)	(131)	221
CMBS	25	—	(1)	(1)	23
RMBS	91	—	—	(138)	(47)
Equity securities	10	—	—	—	10
Trading securities
Fixed maturity
CLO	26	—	(20)	(28)	(22)
ABS	100	—	—	—	100
RMBS	30	—	—	—	30
Mortgage loans	—	—	—	(4)	(4)
Investments in related parties
AFS securities
Fixed maturity
CLO	9	—	(2)	(6)	1
ABS	—	—	—	(5)	(5)
Trading securities, CLO	51	—	(49)	(24)	(22)
Total Level 3 assets	$1,132	$—	$(87)	$(453)	$592

Liabilities
Interest sensitive contract liabilities
Embedded derivative	$—	$(341)	$—	$143	$(198)
Total Level 3 liabilities	$—	$(341)	$—	$143	$(198)

Significant Unobservable Inputs—Significant unobservable inputs occur when we could not obtain or corroborate the quantitative detail of the inputs. This applies to AFS securities, trading securities, mortgage loans and credit default swaps. Additional significant unobservable inputs are described below.

Fixed maturity securities – For certain fixed maturity securities, internal models are used to calculate the fair value. We use a discounted cash flow approach. The discount rate is the significant unobservable input due to the determined credit spread being internally developed, illiquid, or as a result of other adjustments made to the base rate. The base rate represents a market comparable rate for securities with similar characteristics. Discounts ranged from 4% to 8%. This excludes assets for which significant unobservable inputs are not developed internally, primarily consisting of broker quotes.

Interest sensitive contract liabilities – embedded derivative – Significant unobservable inputs we use in the fixed indexed annuities embedded derivative of the interest sensitive contract liabilities valuation include:

1.
Non-performance risk – For contracts we issue, we use the credit spread from the U.S. treasury curve based on our public credit rating as of the valuation date. This represents our credit risk for use in the estimate of the fair value of embedded derivatives. For contracts reinsured through funds withheld reinsurance, the cedant company holds collateral against its exposure; therefore, immaterial non-performance risk is ascribed to these contracts.

2.
Option budget – We assume future hedge costs in the derivative's fair value estimate. The level of option budgets determines the future costs of the options and impacts future policyholder account value growth.

3.
Policyholder behavior – We regularly review the lapse and withdrawal assumptions (surrender rate). These are based on our initial pricing assumptions updated for actual experience. Actual experience may be limited for recently issued products.

The following summarizes the unobservable inputs for the embedded derivatives of fixed indexed annuities:

	December 31, 2016
(In millions, except for percentages)	Fair value	Valuation technique	Unobservable inputs	Input/range of inputs			Impact of an increase in the input on fair value
Interest sensitive contract liabilities – fixed indexed annuities embedded derivatives	$5,283	Option budget method	Non-performance risk	0.7%	–	1.5%	Decrease
			Option budget	0.8%	–	3.8%	Increase
			Surrender rate	0.0%	–	16.3%	Decrease

	December 31, 2015
(In millions, except for percentages)	Fair value	Valuation technique	Unobservable inputs	Input/range of inputs			Impact of an increase in the input on fair value
Interest sensitive contract liabilities – fixed indexed annuities embedded derivatives	$4,464	Option budget method	Non-performance risk	0.6%	–	1.8%	Decrease
			Option budget	0.8%	–	3.8%	Increase
			Surrender rate	0.0%	–	10.7%	Decrease

Fair Value of Financial Instruments Not Carried at Fair Value—The following represents our financial instruments not carried at fair value on the consolidated balance sheets:

		December 31,
		2016		2015
(In millions)	Fair Value Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Mortgage loans	3	$5,426	$5,560	$5,452	$5,567
Investment funds	NAV[1]	590	590	581	581
Policy loans	2	602	602	642	642
Funds withheld at interest	3	6,398	6,398	3,446	3,446
Other investments	3	81	81	83	83
Investments in related parties
Investment funds	NAV[1]	1,198	1,198	997	997
Short-term investments	2	—	—	55	55
Other investments	3	237	262	245	256
Total assets not carried at fair value		$14,532	$14,691	$11,501	$11,627
Liabilities
Interest sensitive contract liabilities[2]	3	$27,628	$26,930	$23,653	$22,971
Funds withheld liability	2	374	374	353	353
Total liabilities not carried at fair value		$28,002	$27,304	$24,006	$23,324

[1] Investments measured at NAV as a practical expedient in determining fair value have not been classified in the fair value hierarchy.
[2] During 2016, we changed the disclosure of interest sensitive contract liabilities to exclude insurance contracts, which are not required to be included. We determined contract types that meet the definition of insurance contracts include universal life and traditional fixed and fixed indexed annuities with significant mortality or morbidity risks. In previous periods, all contracts within interest sensitive contract liabilities not held at fair value were included. As such, the carrying and fair values reported for December 31, 2015, were adjusted to be comparable.

We estimate the fair value for financial instruments not carried at fair value using the same methods and assumptions as those we do carry at fair value. The financial instruments presented above are reported at carrying value on the consolidated balance sheets; however, in the case of policy loans, funds withheld at interest and liability, other investments and related party short-term investments, the carrying amount approximates fair value.

Investment in related parties – Other investments – The fair value of related party other investments is determined using a discounted cash flow model using discount rates for similar investments.

Interest sensitive contract liabilities – The carrying and fair value of interest sensitive contract liabilities above includes fixed indexed and traditional fixed annuities without mortality or morbidity risks, funding agreements and payout annuities without life contingencies. The embedded derivatives within fixed indexed annuities without mortality or morbidity risks are excluded, as they are carried at fair value. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates, adding a spread to reflect our nonperformance risk and subtracting a risk margin to reflect uncertainty inherent in the projected cash flows.